Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 34,044	£ 33,287
Borrowings which hedge net investments	(12,325)	(12,559)
Derivatives which hedge the net investments	(2,968)	(2,140)
Structural currency exposures pre-economic hedges	18,751	18,588
Economic hedges	(6,973)	(8,280)
Remaining structural currency exposures	11,778	10,308
USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	28,857	27,848
Borrowings which hedge net investments	(12,322)	(12,404)
Derivatives which hedge the net investments	(2,931)	(540)
Structural currency exposures pre-economic hedges	13,604	14,904
Economic hedges	(4,827)	(6,153)
Remaining structural currency exposures	8,777	8,751
EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,672	2,489
Borrowings which hedge net investments	(3)	(3)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	2,669	2,486
Economic hedges	(2,146)	(2,127)
Remaining structural currency exposures	523	359
ZAR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	5	8
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	5	8
Economic hedges	0	0
Remaining structural currency exposures	5	8
JPY [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	489	467
Borrowings which hedge net investments	0	(152)
Derivatives which hedge the net investments	0	(301)
Structural currency exposures pre-economic hedges	489	14
Economic hedges	0	0
Remaining structural currency exposures	489	14
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,021	2,475
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	(37)	(1,299)
Structural currency exposures pre-economic hedges	1,984	1,176
Economic hedges	0	0
Remaining structural currency exposures	£ 1,984	£ 1,176